Share-based payment plans (Tables)	6 Months Ended
Jun. 30, 2021
Share-Based Payment Arrangements [Abstract]
Share-based payment breakdown
The breakdown is as follows:

	Six months ended June 30,
	2020	2021
	(in thousands)
Cost of revenue	$9	$30
Research and development	$538	$1,067
Sales and marketing	$235	$423
General and administrative	$510	$732
Total	$1,292	$2,252